SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Class A ordinary share reflected in the condensed balance sheets (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Proceeds allocated to Public Warrants			$ 7,475,000
Accretion of carrying value to redemption value	$ 1,549,190	$ 23,624	28,178,166	$ 3,383,887
Class A ordinary shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross Proceeds from IPO			230,000,000	230,000,000
Proceeds allocated to Public Warrants			(7,475,000)	(7,475,000)
Issuance costs related to Class A ordinary shares			(16,099,160)	(16,099,160)
Accretion of carrying value to redemption value			28,178,166	31,562,053
Ending Balance	33,058,050		234,604,006	237,987,893	$ 234,604,006
Class A ordinary shares subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross Proceeds from IPO					230,000,000
Proceeds allocated to Public Warrants					(7,475,000)
Issuance costs related to Class A ordinary shares					(16,099,160)
Redemption	(206,479,033)
Accretion of carrying value to redemption value	1,549,190			3,383,887	28,178,166
Ending Balance	$ 33,058,050		$ 234,604,006	$ 237,987,893	$ 234,604,006